Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of Accounts Receivable

	December 31, 2019	December 31, 2018
Customer trade receivables	$62,974	$52,188
Other receivables	9,092	8,853
Income tax receivable	475	717
Due from related parties (note 19)	272	122
Allowance for doubtful accounts	(5,863)	(4,762)
	$66,950	$57,118